PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2013	2012
Cost:

Computers and software	$740	$728
Office furniture and equipment	689	706
Leasehold improvements and real estate (1)	297	648
Motor Vehicles	397	347

	2,123	2,429

Computers and software	705	674
Office furniture and equipment	352	343
Leasehold improvements and real estate (1)	187	299
Motor Vehicles Depreciated cost	190	150

	1,434	1,466

Depreciated cost	$689	$963

Depreciation expenses amounted to $ 171, $ 180 and $ 280 for the years ended December 31, 2013, 2012 and 2011, respectively.

(1)
On May 6, 2013 the Company sold real estate it owned and leased it back for a five year period and an option to extend the lease period by an additional 5 years. The consideration amounted to $ 337. The Capital gain generated from the sale in the amount of $ 143 was capitalized and is depreciated for the duration of the lease agreement.